Share-based compensation - Annual Plan (Details) $ / shares in Units, € in Thousands																			1 Months Ended		6 Months Ended
	Oct. 01, 2024 USD ($) Options EquityInstruments	Jul. 01, 2024 USD ($) shares	Jul. 01, 2024 USD ($) shares	Jul. 01, 2024 USD ($) Options shares	Jul. 01, 2024 USD ($) EquityInstruments shares	Jul. 01, 2024 USD ($) $ / shares shares	May 17, 2024 EUR (€) shares	Dec. 15, 2023 USD ($) shares	Dec. 15, 2023 USD ($) item shares	Dec. 15, 2023 USD ($) Options shares	Dec. 15, 2023 USD ($) EquityInstruments shares	Dec. 15, 2023 USD ($) $ / shares shares	Nov. 08, 2023 USD ($) EquityInstruments Options $ / shares	Jul. 01, 2023 EquityInstruments item $ / shares shares	May 29, 2023 EUR (€) shares	Jul. 01, 2022 USD ($) EquityInstruments	Jul. 01, 2021 USD ($) EquityInstruments	Jan. 20, 2021 USD ($) Options shares	Jul. 31, 2024	Dec. 15, 2023 USD ($) Options shares	Dec. 31, 2024 EUR (€) Options	Dec. 31, 2023 EUR (€) Options	Dec. 31, 2024 $ / shares	May 17, 2024 USD ($)	May 29, 2023 USD ($)
Share-based payments
Expense booked to equity | €																					€ 9,642	€ 11,336
Employee share purchase program
Share-based payments
Number of units granted | shares							13,149								29,641
Discount as a percentage of investment by the participant															25.00%
Percentage of increase in shares issued for implementation of discount															33.33%
Number of ADSs issued for the price of one ADS															1.33
Expense booked to equity | €							€ 18								€ 28
Grant date fair value																								$ 6.00	$ 4.00
Post-IPO, Phantom Shares (Restoration Grant)
Share-based payments
Number of shares per option | shares																		1
Granted | Options																		1,875,677
Vested options term																		10 years
Grant date fair value																		$ 31
Long-Term Incentive Plan
Share-based payments
Grant date fair value	$ 3.65	$ 5.07	$ 5.07	$ 5.07	$ 5.07	$ 5.07							$ 3.41			$ 9.68
Number of units granted | EquityInstruments					2,295,434								3,113,125			674,106	171,164
Granted | Options																					3,277,477	3,597,828
Grant date fair value		$ 1.82	$ 1.82	$ 1.82	$ 1.82	$ 1.82		$ 0.65	$ 0.65	$ 0.65	$ 0.65	$ 0.65	$ 0.64							$ 0.65
Exercise price | $ / shares						$ 5.07						$ 4.00	$ 4.00
Long-Term Incentive Plan | Grant date fair value of 30.68 USD
Share-based payments
Grant date fair value																	$ 30.68
Number of units granted | EquityInstruments																	170,221
Long-Term Incentive Plan | Grant date fair value of 22.38 USD
Share-based payments
Grant date fair value																	$ 22.38
Number of units granted | EquityInstruments																	943
Time-vesting RSUs
Share-based payments
Number of units granted | EquityInstruments	102,740				1,252,241								1,696,022			255,754	62,217
Percentage of awards vesting annually		33.33%	33.33%	33.33%	33.33%	33.33%							33.33%			33.33%	33.33%
Vesting period													3 years			3 years	3 years		3 years
Granted | Options	102,740			1,252,241
Non-Market Performance RSUs
Share-based payments
Number of units granted | EquityInstruments					1,043,193								1,417,103			418,352	108,947
Vesting period		3 years											3 years			3 years	3 years
Duration of gross profit		3 years											3 years			3 years	3 years
Stock options under long-term incentive plan
Share-based payments
Percentage of awards vesting annually		33.33%	33.33%	33.33%	33.33%	33.33%		33.33%	33.33%	33.33%	33.33%	33.33%		33.33%						33.33%
Vesting period		3 years																		3 years
Number of shares per option | shares		1	1	1	1	1		1	1	1	1	1		1						1
Number of different tranches | item									3					3
Granted				3,277,477	3,277,477					682,021	682,021		2,923,280	2,923,280						3,605,301
Vested options term		10 years						10 years						10 years
Exercise price | $ / shares						$ 5.07						$ 4.00		$ 4.00
Minimum | Long-Term Incentive Plan
Share-based payments
Exercise prices for share options outstanding | $ / shares																							$ 4.00
Minimum | Non-Market Performance RSUs
Share-based payments
Potential award level of grant, depending on achievement of gross profit			25.00%										25.00%			25.00%	25.00%
Maximum | Long-Term Incentive Plan
Share-based payments
Exercise prices for share options outstanding | $ / shares																							$ 5.07
Maximum | Non-Market Performance RSUs
Share-based payments
Potential award level of grant, depending on achievement of gross profit			200.00%										200.00%			200.00%	200.00%